Other Assets - Summary of Other Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Miscellaneous assets [abstract]
Spare parts	$ 3,380		$ 2,836
Refundable deposits	1,964		1,971
Other financial assets	1,000		1,000
Others	1,741		1,892
Other assets	8,260		7,842
Others	175		143
Other current assets	3,555	$ 117	2,979
Others	1,916		2,035
Other noncurrent assets	$ 4,705	$ 153	$ 4,863